SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 7             [X]


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 8                    [X]


                         MALACHI MILLENNIUM INCOME TRUST
               (Exact name of registrant as specified in Charter)


                        140 S. Dearborn Drive, Suite 1620
                             Chicago, Illinois 60603
               (Address of Principal Executive Offices, Zip Code)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE: (312) 223-9400

JAMES A. CASSELBERRY, JR.                     Copies to:
c/o TRIAS CAPITAL MANAGEMENT, INC.            ALAN P. GOLDBERG
140 S. Dearborn Drive, Suite 1620             BELL, BOYD & LLOYD LLC
Chicago, Illinois  60603                      70 West Madison Street, Suite 3300
(Name and Address of Agent for Service)       Chicago, Illinois 60602



It is proposed that this filing will become effective (check appropriate box):


/ X / immediately  upon filing  pursuant to paragraph (b)
/   / on (date) pursuant to paragraph  (b)
/   / 60 days after filing  pursuant to paragraph (a)(1)
/   / on (date)  pursuant  to  paragraph  (a)(1)
/   / 75 days  after  filing  pursuant  to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


January 15, 2002




                         MALACHI MILLENNIUM INCOME TRUST

                    TREASURERS' GOVERNMENT MONEY MARKET FUND



The Treasurers' Government Money Market Fund is a money market fund that seeks high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities.



                                TABLE OF CONTENTS

                                                                            Page

RISK/RETURN SUMMARY..........................................................2
FEES AND EXPENSES............................................................4
WHO SHOULD INVEST IN THE FUND................................................4
FUND MANAGEMENT..............................................................5
DIVIDENDS AND TAXES..........................................................5
TRANSACTION POLICIES.........................................................5
BUYING AND SELLING SHARES....................................................6
FINANCIAL HIGHLIGHTS.........................................................8

ACCOUNT INFORMATION FORM.....................................................9
FOR MORE INFORMATION........................................................12


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Anyone who indicates otherwise is committing a criminal offense.

                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE

The Treasurers' Government Money Market Fund (the "Fund") seeks high current income consistent with stability of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in marketable U.S. Government securities such as:

     o    U. S. Treasury bills, notes, and bonds

     o other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

     o repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York

All these investments must have remaining maturities of one year or less at the time of purchase.


Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. Government securities. The Fund's shareholders will be provided with at least 60 days' prior notice of any change in this policy.


The Fund's investment manager, Trias Capital Management, Inc. ("Trias"), purchases and sells securities based on monetary conditions, the available supply of appropriate investments, and its forecasts for short-term interest rate movements. Trias will adjust the Fund's average portfolio maturity to take advantage of interest rate forecasts. Generally, average maturity is shortened if interest rates are projected to trend higher, and lengthened if interest rates are projected to fall. Of course, there can be no guarantee that by following these investment strategies, the Fund will achieve its objective.

The Fund maintains a dollar weighted average maturity of 90 days or less and Trias manages the Fund to maintain a net asset value of $1 per share.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Interest rates fluctuate over time. As with any investment whose yield reflects current interest rates, the Fund's yield will change over time. During periods when interest rates are low, the Fund's yield (and total return) also will be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund could lose money if an issuer or a party to a repurchase agreement defaults. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. A portfolio investment default could cause the Fund's share price or yield to fall.

The Fund's strategy may not perform as expected. Trias' maturity decisions will affect the Fund's yield, and in unusual circumstances, potentially could affect its share price. To the extent Trias anticipates interest rate trends imprecisely, the Fund's yield could lag those of other money market funds. The Fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

PERFORMANCE


The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year over the lifetime of the Fund and by showing the average annual returns of the Fund. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                               [GRAPHIC OMITTED]

1996           5.25%
1997           5.23%
1998           5.42%
1999           5.08%
2000           6.16%
2001           4.20%

Best quarter:       1.58%    Quarter ended December 31, 2000
Worst quarter:      0.73%    Quarter ended December 31, 2001



Average Annual Total Returns (for periods ended December 31, 2001):
-------------------------------------------------------------------

                                                   Since
                                                 Inception
                  1 Year        5 Years       (Oct. 2, 1995)
                  ------        -------       --------------
                   4.20%         5.22%             5.24%


To obtain a current seven-day yield for the Fund, call toll-free 888-534-2001.

                                FEES AND EXPENSES
                                -----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment):                  None
--------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

Management Fees                                            0.20%
Distribution (12b-1) Fees                                   None

Other Expenses                                             0.58%
                                                          ------
Total Annual Fund Operating Expenses                       0.78% (1)


(1) Trias has voluntarily agreed to temporarily reimburse the Fund's ordinary operating expenses to the extent that such expenses exceed 0.35% of the average daily net assets of the Fund. Trias may discontinue this voluntary reimbursement at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year           3 Years          5 Years          10 Years
        ------           -------          -------          --------
         $ 80              $ 249            $ 433             $ 966


                          WHO SHOULD INVEST IN THE FUND
                          -----------------------------

The Fund is designed for PUBLIC FUNDS, EMPLOYEE BENEFIT PLANS AND OTHER INSTITUTIONAL INVESTORS with the need to invest:

          o    Operating cash

          o    Proceeds of tax-exempt bond issues

          o    Local government investment pools

          o    Cash balances between investments

          o    Other short term investment needs

                                 FUND MANAGEMENT
                                 ---------------

Like other investment companies, the Trust retains various organizations to provide specialized services for the Fund.

The investment adviser for the Fund is Trias Capital Management, Inc., 140 South Dearborn Street, Suite 1620, Chicago, Illinois. Collectively, the principals of Trias have been engaged in the management of investment funds for approximately 40 years. In addition to serving as the investment adviser to the Fund, Trias provides investment advice and manages investment portfolios for endowments, foundations, corporate cash, pension, profit sharing and individual accounts.

As the investment adviser, Trias oversees the asset management of the Fund. As compensation for these services, Trias receives an annual fee not to exceed 0.20% of the Fund's average daily net assets. Trias has agreed to temporarily reimburse the Fund's ordinary operating expenses to the extent that they exceed 0.35% of the Fund's average daily net assets.

The Malachi Group, Inc., 3495 Piedmont Road, Suite 410, Atlanta, Georgia, serves as the Fund's principal underwriter.

                               DIVIDENDS AND TAXES
                               -------------------

The Fund distributes to its shareholders substantially all of its net investment income and any net realized capital gains. The Fund declares a dividend every business day based on its determination of its net investment income and realized capital gains. The Fund generally pays its dividends on the last business day of every month.

The dividends paid by the Fund are generally taxable as ordinary income. No portion of the Fund's distributions is eligible for the dividends received deduction available to corporations.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any dividends the Fund declared during the previous calendar year.

                              TRANSACTION POLICIES
                              --------------------

The Fund calculates its share price at 11:30 a.m. (Central time) on each day which the New York Stock Exchange is open for trading. The Fund's share price is its net asset value, or NAV, which is the Fund's net assets divided by the number of its shares outstanding. The Fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated and will receive that day's dividend.

The Fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The Fund and transfer agent reserve certain rights, including the following:

     o To automatically redeem your shares if your balance falls below the minimum for the Fund as a result of selling your shares.

     o    To refuse any purchase order.

     o    To change or waive the Fund's investment minimum.

     o To suspend the right to sell shares back to the Fund and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the SEC.

     o To withdraw or suspend any part of the offering made by this prospectus.

The Fund's minimum initial investment is $250,000. There is no minimum amount for subsequent investments.

                            BUYING AND SELLING SHARES
                            -------------------------

TO OPEN AN ACCOUNT:   To open without an immediate purchase skip to # 3

1. Call the Fund at 888-534-2001 to tell a representative of the Fund:

             The name of the account,
             the taxpayer identification number and
             the dollar amount of the purchase

             We will give you the new account number.

2. Instruct   your   bank  to   immediately   wire  Fed  Funds  (see  below  for
   instructions).

3. Complete the Account Information Form, then:

   Fax the completed form to:          Mail the signed original immediately to:

   Ultimus Fund Solutions, LLC         Ultimus Fund Solutions, LLC
   513-587-3450                        P.O. Box 46707
                                       Cincinnati, OH 45246-0707

          ------------------------------------------------------------

NO REDEMPTIONS CAN BE PROCESSED BEFORE THE FUND RECEIVES THE SIGNED ACCOUNT INFORMATION FORM.

   FOR  QUESTIONS  ABOUT YOUR ACCOUNT             Ultimus Fund  Solutions,  LLC
   OR TO OBTAIN CURRENT YIELD INFORMATION         Phone: 888-534-2001
                                                  Fax:     513-587-3450

   FOR ADDITIONAL PROSPECTUSES,                   Trias Capital Management, Inc.
   NEW ACCOUNT FORMS, AND                         Phone:  312-223-9400
   QUESTIONS ABOUT THE FUND                       Fax:    312-223-9430

TO BUY       Purchase requests received by 11:30 am (Central time) will start to
SHARES       earn interest that day provided that the Fund's custody  account is credited with Fed Funds by close of business that day.

1. Call 888-534-2001 before 11:30 am to tell the representative of the Fund:

   The  account  name and  number;  and the dollar  amount of the purchase.

If you do not have a Fund account number, see other side "TO OPEN AN ACCOUNT"

2. Instruct your bank to immediately wire Fed Funds to:

                  Fifth Third Bank
                  ABA # 042000314
                  Attn: Treasurers' Government MMF
                  Acct # 999-43307
                  For further credit to:  [insert the account name and number]

THE INVESTOR IS RESPONSIBLE FOR NOTIFYING THE FUND OF ALL PURCHASE ORDERS BEFORE SENDING ANY MONEY.

TO SELL          If a redemption request is received by 11:30 am (Central time),
SHARES           Fed Funds will be wired to the investor that day.

                 Call 888-534-2001 before 11:30 am to tell a representative of the Fund: the account name and number; and the dollar amount of the redemption.

PROCEEDS OF REDEMPTIONS MAY ONLY BE SENT TO THE PRE-AUTHORIZED BANK ACCOUNT OF THE INVESTOR.

                              FINANCIAL HIGHLIGHTS
                              --------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                           YEAR             YEAR             YEAR            YEAR           YEAR
                                                           ENDED            ENDED           ENDED           ENDED          ENDED
                                                       SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30, SEPTEMBER 30,
                                                           2001             2000             1999            1998          1997
                                                      -------------    -------------    ------------    ------------   -------------

PER SHARE DATA
--------------
Net asset value at beginning of year                  $     1.000     $     1.000     $     1.000     $     1.000     $     1.000

Net investment income
                                                            0.050           0.057           0.049           0.053           0.051

Dividends from net investment income                       (0.050)         (0.057)         (0.049)         (0.053)         (0.051)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value at end of year                        $     1.000     $     1.000      $    1.000     $     1.000     $     1.000
                                                       ===========     ===========     ===========     ===========     ===========

TOTAL RETURN                                                 5.08%           5.89%           5.03%           5.33%           5.06%
                                                       ===========     ===========     ===========     ===========     ===========

RATIOS/SUPPLEMENTAL DATA
------------------------

Net assets at end of year (000's)                     $    20,433     $    17,252     $    65,541     $    33,708     $       111

Ratios net of fees waived and expenses
reimbursed by Investment Manager
      Ratio of net expenses to average net assets            0.29%           0.25%           0.25%           0.22%           0.00%
      Ratio of net investment income to average
           net assets                                        4.79%           5.67%           4.92%           5.33%           5.06%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager
      Ratio of expenses to average net assets                0.78%           0.77%           0.69%           0.80%          30.19%
      Ratio of net investment income/(loss) to
           average net assets                                4.30%           5.15%           4.48%           4.74%         -25.13%



                                                                                           Account Information Form

                             TREASURERS' GOVERNMENT
                                MONEY MARKET FUND

 For initial purchase request or assistance in completing this form call: 888-534-2001.
 Mail completed form to: Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707

 COMPLETE AND FORWARD THIS FORM PROMPTLY. NO REDEMPTIONS CAN BE PROCESSED PRIOR TO
                    RECEIPT OF THE ACCOUNT INFORMATION FORM.

------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT REGISTRATION
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
        Account Name                                                            Tax ID Number


------------------------------------------------------------------------------------------------------------------------------------
        Street Address                                                          Telephone Number


------------------------------------------------------------------------------------------------------------------------------------
    City           State            Zip                                         Fax Number (if any)


------------------------------------------------------------------------------------------------------------------------------------
        Attention                                                               U.S. Citizen    Yes /  /     No  /  /

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------

The signers of this Account  Information  Form hereby  authorize  the Treasurers' Government Money  Market Fund and its employees as agents to act upon telephone, facsimile or other  instructions to redeem shares  provided that the proceeds are transmitted  only to the following bank account.  (Account  not  completing  this  section  must submit redemption  requests in writing with signature(s)
guaranteed by domestic bank or stock exchange member firm.)

------------------------------------------------------------------------------------------------------------------------------------
        Bank Name                                                               Bank Routing Number


------------------------------------------------------------------------------------------------------------------------------------
        Street Address                             City                         State                          Zip


------------------------------------------------------------------------------------------------------------------------------------
        Account Name                                                            Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
                                                   Special Instructions (If Any)


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:  Reinvest /  /           Receive in Cash /  /                        FAX CONFIRMS: Yes  /  /        No  /  /

If neither option is selected dividend distributions will be reinvested.        /  /   Check here if same day confirms are required.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Sub-accounts  must have redemption and mailing  instructions  identical to those shown on this form. They may be identified by name, number, or both. There is no limit on the number of sub-accounts and more can be added at any time.

----------------------------          -------------------------          --------------------------          -----------------------


----------------------------          -------------------------          --------------------------          -----------------------


                                      -9-

------------------------------------------------------------------------------------------------------------------------------------
SIGNATURES
------------------------------------------------------------------------------------------------------------------------------------
By execution of this Account  Information Form, the undersigned  representatives of the registered  owner warrant that they are duly authorized to sign this Form and to purchase and redeem shares on behalf of the registered owner and that the registered  owner  has full right,  power,  and authority to make the  investments applied for pursuant to  this Form and  is acting  for itself or in some fiduciary capacity in making such investments.

The undersigned may ratify any instructions,  including  telephone  instructions, given on  this account  and agree that neither the
Treasurers'  Government  Money Market  Fund and Ultimus  Fund Solutions, LLC, nor their employees and agents  will be liable for any loss,  cost,  or  expense  for  acting  upon  any  instructions believed  by it to be  genuine  and in  accordance  with  reasonable procedures designed to prevent unauthorized transactions.

The  undersigned  certify  that  they  have  received  and read a  current Fund prospectus and agree to the terms of the prospectus.

Under penalties of perjury the undersigned certify:

(1) that the Taxpayer Identification Number provided is correct.

(2)  that the investor is not subject to Internal Revenue  Service ("IRS") backup  withholding  because a) it is  exempt from backup withholding;  or b) it has not been notified by the IRS that it is subject to backup  withholding; or c) it has  been  notified by the IRS that it is no longer  subject to backup withholding.  (Please cross out item 2 if it does not apply to you.)
(3)  that the investor is a U.S. person (including a U.S. resident alien).

-------------------------------------------------------------                -------------------------------------------------------
Authorized Signature                                                         Print Name and Title


-------------------------------------------------------------                -------------------------------------------------------
Authorized Signature                                                         Print Name and Title


-------------------------------------------------------------                -------------------------------------------------------
Authorized Signature                                                         Print Name and Title

Indicate  below if more than one signature is  required for  written instructions or changes in instructions. If you do not indicate the  number of  required signatures, any one of the individuals may sign.

    /  / Check here if all signatures are required.                          /  / Check here if any two signatures are required.

------------------------------------------------------------------------------------------------------------------------------------
INCUMBANT'S CERTIFICATE
------------------------------------------------------------------------------------------------------------------------------------

The undersigned is Secretary or Clerk of __________________________________________________________________ and   hereby   certifies
that                                                              (Name of Entity)

______________________________________________ was duly elected/appointed ______________________ effective __________________ and is
         (Name of Finance Officer)                                           (Title of Officer)                 (Date)

duly authorized by ____________________________________________to act on its behalf in connection  with the establishment, purchase,
                              (Name of Entity)

redemption,  or  other  transactions  with   respect  to  shares  of  Treasurers'  Government   Money  Market  Fund  and  that   the

persons listed above are authorized to sign this Form  and  to  redeem  shares  by  written  request.

will notify in writing  Treasurers'  Government  Money  Market Fund or its service  agent if there is  any  change  to  the   above.

In   witness   whereof,    the   undersigned   has   executed   this   Certificate   this ________ day of __________________, ______



|---------------------|                    -------------------------------------
|                     |                    Secretary or Clerk
|        SEAL         |
|                     |
|---------------------|                    -------------------------------------
                                           Witness



FUND USE ONLY - MASTER ACCT # ____________________  DEALER CODE  _______________

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              FOR MORE INFORMATION
                              --------------------


     This Prospectus contains important information on the Fund and should be read and kept for future reference. Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

     To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, contact the Fund at the address or toll-free telephone number listed below. Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the Commission's E-mail address below, or by writing to the Commission's Public Reference Section at the address below.


     Please address your requests to:

                    Malachi Millennium Income Trust
                    140 South Dearborn Street, Suite 1620
                    Chicago, Illinois 60603
                    888-534-2001

                    or

                    Securities and Exchange Commission
                    450 Fifth Street, N.W.
                    Washington, D.C. 20549-0102
                    202-942-8090 (Public Reference Section)
                    www.publicinfo@sec.gov



                                                      SEC File Number:  811-8816

                        MALACHI MILLENNIUM INCOME TRUST


                    TREASURERS' GOVERNMENT MONEY MARKET FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                                January 15, 2002


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Treasurers' Government Money Market Fund dated January 15, 2002. A copy of the Prospectus can be obtained by writing the Fund at 140 South Dearborn Street, Suite 1620, Chicago, Illinois 60603.


This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE TRUST.................................................................... 3

INVESTMENT OBJECTIVE AND POLICIES............................................ 4

INVESTMENT LIMITATIONS....................................................... 8

TRUSTEES AND OFFICERS........................................................ 9


INVESTMENT ADVISER.......................................................... 12


SECURITIES TRANSACTIONS..................................................... 13

NET ASSET VALUE............................................................. 14

TAXES....................................................................... 15

REDEMPTION IN KIND.......................................................... 16

HISTORICAL PERFORMANCE INFORMATION.......................................... 16

UNDERWRITER................................................................. 17

TRANSFER AGENT.............................................................. 17

CUSTODIAN................................................................... 18

LEGAL COUNSEL............................................................... 18

INDEPENDENT PUBLIC ACCOUNTANTS.............................................. 18


FINANCIAL STATEMENTS........................................................ 18

THE TRUST

Malachi Millennium Income Trust (the "Trust"), an open-end, diversified management investment company, was organized as a Massachusetts business trust on August 19, 1994. The Trust currently offers one series of shares to investors, the Treasurers' Government Money Market Fund (the "Fund"). Prior to September 14, 2000, the name of the Trust was Millennium Income Trust.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Board of Trustees (the "Trustees"). The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without its express consent.

Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full shall owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meeting of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of shareholder liability is remote.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek high current income, consistent with protection of capital. The Fund pursues its objective by investing at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Obligations"), and repurchase agreements collateralized by such U.S. Government Obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.


All securities purchased by the Fund mature within 12 months or less, and the Fund maintains a weighted average portfolio maturity of 90 days or less. Except where otherwise indicated, all investment policies, practices and limitations of the Fund are non-fundamental, which means they may be changed by the Board of Trustees (the "Trustees") without shareholder approval. There can be no assurance that the investment objective of the Fund will be achieved.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations include securities that are issued or guaranteed by the United States Treasury and by various agencies of the United States Government. United States Treasury obligations are backed by the full faith and credit of the United States Government. Other U.S. Government Obligations may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments.


U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations that are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Government agencies that issue or guarantee securities backed by the full faith and credit of the United States include the Government National Mortgage Association and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the United States include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority.


The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the United
States Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund's yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

STRIPS. STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupon or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury obligations, and receipts or certificates representing interests in such stripped U.S. Treasury obligations and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and primary U.S. Government securities dealers. The Fund may only enter into repurchase agreements fully collateralized by U.S. Government Obligations. The Fund may enter into repurchase agreements with the Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government Obligations by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. The collateral securing the seller's obligation will be held by the Custodian or in the Fund's account in the Federal Reserve Book Entry System. The Fund will not enter into a repurchase agreement not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.


For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed 102% of the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


DELAYED SETTLEMENT TRANSACTIONS. The Fund will make commitments to purchase securities on a When-Issued ("WI") or To-Be-Announced ("TBA") basis. Obligations issued on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In a to-be-announced transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities. The Fund will only make commitments to purchase obligations on a when-issued or to-be-announced basis with the intention of actually acquiring the obligations, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. The Fund intends to invest less than 5% of its net assets in securities purchased on this basis, and the Fund will not enter into a delayed settlement transaction which settles in more than 120 days.

In connection with these investments, the Fund will direct the Custodian to place liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a WI or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a WI or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a WI or TBA basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a WI or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for the Fund to make payment for securities purchased on a WI or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a WI or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities, may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, as defined in the 1940 Act. The Fund will provide shareholders thirty days' prior notice before lending any portfolio securities.

The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The
Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate the Fund's investment adviser or any affiliated person of the Trust or an affiliated person of the Fund's investment adviser. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

BORROWING AND PLEDGING. The Fund may borrow money from banks (provided there is 300% asset coverage) or other persons (in an amount not exceeding 5% of its total assets) for temporary purposes. The Fund may pledge assets in connection with borrowings, but the Fund will not pledge more than one-third of its assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. The Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares.

INVESTMENT LIMITATIONS

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.


The limitations applicable to the Fund are:

1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other entity for temporary purposes only, provided than when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

2. PLEDGING. The Fund will not mortgage, pledge, or hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation
(1) above. The Fund will not mortgage, pledge, or hypothecate more than one-third of its assets in connection with borrowings.

3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. ILLIQUID  INVESTMENTS.   The Fund  will not  invest  more than 10% of its net
assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities future contracts or invest in oil, gas or other mineral exploration or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemptions of securities.

9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

10. OTHER INVESTMENT COMPANIES. The Fund will not invest in the securities of any investment company except as permitted by the Investment Company Act of 1940.

11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in a particular industry; this limitation is not applicable to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

13. SENIOR SECURITIES. The Fund will not issue senior securities as defined in the Investment Company Act of 1940. Notwithstanding any other investment policy the Fund may invest all, but not less than all, of its investable assets in the securities of beneficial interests of a single pooled investment entity having substantially the same objective, policies and limitations as the Fund.


With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.


The Trust does not presently intend to pledge, mortgage or hypothecate the assets of the Fund as described above in investment limitation 2. This statement of intention is a nonfundamental policy which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following is a list of the Trustees and officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.


Name                                 Age     Position Held
----                                 ---     -------------
*James A. Casselberry, Jr..           42    Trustee, Chairman of the Board, President and Treasurer
+Albert R. Grace, Jr.                 50    Trustee
+Eileen R. Henderson                  53    Trustee
+Marjorie H. O'Laughlin               72    Trustee
+Sally M. Tassani                     53    Trustee
+Barbara E. Wallace                   52    Trustee
  John F. Splain                      45    Secretary
  Robert G. Dorsey                    44    Assistant Vice President
  Mark J. Seger                       40    Assistant Treasurer
  Theresa Minogue                     32    Assistant Treasurer


* Mr. Casselberry as an affiliated person of Trias Capital Management, Inc., the Trust's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

+ Member of the Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements.

The principal occupations of the Trustees and officers of the Trust during the past five years are set forth below:

JAMES A. CASSELBERRY, JR., 140 South Dearborn Street, Suite 1620, Chicago, Illinois, is Chairman and Chief Executive Officer of Trias Capital Management, Inc. (the investment adviser of the Trust).

ALBERT R. GRACE, JR., 175 W. Jackson, Chicago, Illinois, is President and Chief Operating Officer of Loop Capital Markets L.L.C. (a registered broker-dealer). From 1994 to 1997, he was a Vice President of Northern Trust Company (a national bank).

EILEEN R. HENDERSON, 115 Dempster, Evanston, Illinois, is retired Vice President of Finance of Akzo Nobel Inc. (the North American holding company of Akzo Nobel n.v., a multinational company headquartered in The Netherlands). She is the Treasurer of the Chicago Board of UNICEF and sits on the Board of Trustees of Lewis University.

MARJORIE H. O'LAUGHLIN, 3838 N. Rural Street, Indianapolis, Indiana, is Treasurer of the Health & Hospital Corporation of Marion County (a municipal corporation created by the Indiana General Assembly). She is also Treasurer of Wishard Memorial Foundation.

SALLY M. TASSANI, 13014 Brighton Lane, Carmel, Indiana, was formerly a Director and Executive Vice President of Paul Harris Stores, Inc. (a specialty retailer of moderately price women's apparel and accessories). From January 1998 to June 1998, she was the Managing Director of Tassani Partners LLC (marketing communication consultants), and from 1995 to 1997, she was a Senior Vice President of Leo Burnett Company (an advertising agency).

BARBARA E. WALLACE, 2759 Deerfield Road, Riverwoods, Illinois, is retired Executive Vice President of SMG Marketing Group, Inc. (a firm providing information and consulting to the health care industry). She sits on the Board of Trustees of Meals on Wheels of Chicago.

JOHN F. SPLAIN, 135 Merchant Street, Suite 230, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC (a registered transfer agent) and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. (a mutual fund services company) and affiliated companies.

ROBERT G. DORSEY, 135 Merchant Street, Suite 230, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc.

MARK J. SEGER, 135 Merchant Street, Suite 230, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

THERESA MINOGUE, 135 Merchant Street, Suite 230, Cincinnati, Ohio, is Vice President and Mutual Fund Controller of Ultimus Fund Solutions, LLC. Prior to September 2000, she was a Vice President of Integrated Fund Services, Inc. (a mutual fund services company).


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


No director, officer or employee of the Adviser will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust a fee of $1,000 for attendance at each meeting of the Board of Trustees and $250 for attendance at each meeting of a committee established by the Board, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid during the fiscal year ended September 30, 2001 to Trustees who are not "interested persons" of the Trust.

                                                                                                Total
                                       Aggregate               Pension or Retirement         Compensation
                                       Compensation            Benefits Accrued as           From Trust and
Name of Trustee                        From the Trust          Part of Trust Expenses         Fund Complex
------------------------              ----------------        ------------------------    ---------------------
Albert R. Grace, Jr.                      $3,250                        None                    $3,250
Eileen R. Henderson                       $2,250                        None                    $2,250
Marjorie H. O'Laughlin                    $4,750                        None                    $4,750
Sally M. Tassani                          $4,750                        None                    $4,750
Barbara E. Wallace                        $4,750                        None                    $4,750

PRINCIPAL SHAREHOLDERS. On December 17, 2001, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund. Those shareholders which owned of record 5% or more of the outstanding shares of the Fund as of December 17, 2001 are: Herring National Bank, 1608 South Polk, Amarillo, Texas 79102, 43.7%; Key Bank, N.A.,

P.O. Box 94871, Cleveland, Ohio 44101, 29.1%; City of Detroit, 1210 City-County Building, Detroit, Michigan 48226, 9.8%; and Verizon Investments, 3900 Washington Street, 2nd Floor, Wilmington, Delaware 19802, 5.6%. Herring National Bank and Key Bank, N.A. may each be deemed to control the Fund by virtue of owning 25% or more of the Fund's outstanding shares.


INVESTMENT ADVISER
The Fund's investment adviser is Trias Capital Management, Inc. ("Trias"), 140 South Dearborn Street, Chicago, Illinois 60603. Under the terms of an investment advisory agreement (the "Advisory Agreement") with the Trust, Trias provides the investment advice to the Fund subject to the supervision of the Board of
Trustees. Trias has complete discretion to purchase and sell portfolio securities for the Fund within the Fund's investment objective, restrictions and policies. In addition to serving as the investment adviser to the Fund, Trias provides investment advice and manages investment portfolios for endowments, foundations, corporate cash, pension, profit sharing and individual accounts. Trias is controlled by Mr. James A. Casselberry, Jr.

Mr. James A. Casselberry, Jr. is the Chief Executive Officer of Trias and the Fund's portfolio manager. Mr. Casselberry has more than 10 years of experience as a fixed income strategist. Prior to founding Trias, Mr. Casselberry was the Chief Operating Officer at Wedgewood Capital Management in Washington, D.C. His primary responsibility was to oversee the firm's marketing, client services and operations divisions. Before joining Wedgewood Capital Management, Mr. Casselberry was a Partner in the MacArthur Investment Group and was the Director of Fixed Income Investments for the John D. and Catherine T. MacArthur Foundation. Preceding his four years at the MacArthur Foundation, Mr. Casselberry served as Portfolio Manager and Credit Analyst for First National Bank of Chicago. Mr. Casselberry managed two tax-exempt money market funds, First Prairie Tax-Exempt Money Market Fund ($400 million) and the Personal Investments Tax-Exempt Fund ($500 million). Mr. Casselberry graduated from the University of Illinois at Chicago with a Bachelor of Science degree in Economics. Mr. Casselberry is an associate member of the Financial Analysts Federation, a member of the Chicago Quantitative Alliance, a member of the Urban Bankers' Forum, and the Treasurer of the National Association of Security Professionals.


The Fund pays Trias a fee, computed daily and paid monthly, at the annual rate of .20% of its average daily net assets. Trias has agreed to temporarily waive its fees and reimburse the Fund's operating expenses to the extent that total operating expenses exceed .35% of the average daily net assets of the Fund on an annual basis. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, Trias may terminate these fee waivers and expense reimbursements at any time. During the fiscal years ended September 30, 2001, 2000 and 1999, the Fund accrued advisory fees of $50,282, $52,928 and $64,495, respectively; Trias has voluntarily waived all of such fees, however, in order to reduce the operating expenses of the Fund.


Trias shall not be liable for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it except acts or omissions involving gross negligence or willful misfeasance of the duties imposed upon it by the Advisory Agreement.

The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation except in instances of willful misfeasance, bad faith, or gross negligence of such officers and Trustees or reckless disregard of the duties involved in the conduct of their office. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of Trias are paid by Trias.


By its terms, the Advisory Agreement will remain in force until June 30, 2001 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by Trias. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

SECURITIES TRANSACTIONS
Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by Trias and are subject to review by the Trustees. In the purchase and sale of portfolio securities, Trias seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Trias generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities may be purchased directly from the United States Treasury. Because the portfolio securities of the Fund are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Fund will consist primarily of dealer and underwriting spreads that will involve the Fund paying a mark-up or mark-down for such security.

Trias is specifically authorized to select brokers who also provide brokerage and research to the Fund and/or other accounts over which Trias exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if Trias determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or Trias's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and Trias, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by Trias in servicing all of its accounts and not all such services may be used by Trias in connection with the Fund.

NET ASSET VALUE

The share price (net asset value) of the shares of the Fund is determined as of 11:30 p.m. Central time, on each Business Day. Business Day means any day on which the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, God Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Pursuant to Rule 2a-7 promulgated under the 1940 Act, the Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Fund. Pursuant to Rule 2a-7, the Fund maintains a dollar weighed average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of one year or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as practicable. The maturity of U.S. Government Obligations which have a variable rate of interest readjusted no less frequently then annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's net asset value, calculated by using available market quotations, deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities, the withholding of dividends, the redemption of shares in kind, or the establishment of a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7. While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

TAXES
The Prospectus  describes  generally the tax treatment of  distributions  by the
Fund.  This  section  of  the  Statement  of  Additional   Information  includes
additional information concerning federal taxes.


The Fund has qualified and intends to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets in invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of September 30, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $21,855, of which $19,379 expire on September 30, 2008 and $2,476 expire on September 30, 2009. In addition, the Fund had net realized capital losses of $3,907 during the period November 1, 2000 through September 30, 2001, which are treated for federal income tax purposes as arising during the fiscal year ending September 30, 2002. These capital loss carry forwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 30%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND

Although the Trust intends to redeem Fund shares in cash, it reserves the right under circumstances when it is deemed to be in the best interests of the Fund's shareholders, to make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.


HISTORICAL PERFORMANCE INFORMATION
Yield quotations on investments in the Fund are provided on both a current and an effective (compounded) basis. Current yield is calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yield reflects daily compounding and is calculated as follows:

              Effective yield = [(base period return + 1) 365/7]-l


For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method). The current and effective yields of the Fund for the 7-day period ended September 30, 2001 were 3.78% and 3.85%, respectively.


To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications that track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. The performance of the Fund may be compared to that of other money market mutual funds tracked by mutual fund rating services, various indices of investment performance or direct investments in United States government obligations or bank certificates of deposit, or other
investments  for  which  reliable  performance  data  is  available.   The  Fund
performance may also be compared with other well known market rates, including the Federal Funds rate, or investments for which its institutional clients request comparative data. The Fund may use the following publications or indices to discuss or compare Fund performance:

     Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Fund may compare performance with any other individual money market fund or any of the taxable fund categories.

     Federal Reserve Publication H.15 and G.13 Selected Interest Rates provides weekly and monthly averages of various direct investments including U.S. Treasury Bills and the Federal Funds rate.

     Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Short Term U.S. Government Funds category or the Institutional Government Money Market Funds category.

In assessing such comparisons of performance with indices, averages, other funds, direct investments or market rates, an investor should keep in mind that the composition of the investments in the reported funds, indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. Additionally, some direct investments may be insured by, or direct obligations of, the U.S. Government, while the Fund is not. In addition, there can be no assurance that the Fund will continue its comparative performance record.

UNDERWRITER
The Malachi Group, Inc. (the "Underwriter"), as principal underwriter for the Fund, is the exclusive agent for distribution of shares of the Fund. Shares of the Fund are offered on a continuous basis. The address of the Underwriter is 3495 Piedmont Road, Suite 410, Atlanta, Georgia 30305.

TRANSFER AGENT


The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus also provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of these services, the Fund pays Ultimus a fee of $5,000 per month, plus an additional asset-based fee computed at the annual rate of 0.1% of the Fund's average daily net assets in excess of $50 million but less than $250 million, 0.075% of such assets from $250 million to $500 million, and 0.05% of such assets in excess of $500 million. During the fiscal years ended September 30, 2001 and 2000, the Fund paid fees to Ultimus of $60,000 and $11,250, repsectively.

Millennium Financial LLC, 10814 Bull Valley Road, Woodstock, Illinois, was the former administrator to the Fund. During the fiscal year ended September 30, 1999, the Fund paid administrative fees to Millennium Financial LLC of $16,124.


CUSTODIAN
Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been retained to act as custodian for the Fund's investments. As custodian, Fifth Third Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

LEGAL COUNSEL
Legal counsel is provided by Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3300, Chicago, Illinois 60602.

INDEPENDENT PUBLIC ACCOUNTANTS

The firm of Arthur Andersen LLP, 720 E. Pete Rose Way, Suite 400, Cincinnati, Ohio 45202, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2002. Arthur Andersen LLP performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.

FINANCIAL STATEMENTS
The financial statements of the Fund are incorporated herein by reference to the audited annual report of the Fund dated September 30, 2001.

                        MALACHI MILLENNIUM INCOME TRUST




                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001





                    TREASURERS' GOVERNMENT MONEY MARKET FUND



                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------


ASSETS
      Investments in securities, at amortized cost and value (Note 2) .             $ 20,053,436
      Investment in repurchase agreements (Note 2)                                        13,023
      Receivable from Investment Manager (Note 3)                                         56,169
      Interest receivable                                                                319,517
      Other assets                                                                         8,715
                                                                                    ------------
                   Total Assets                                                       20,450,860
                                                                                    ------------

LIABILITIES
      Dividends payable                                                                    4,199
      Payable to affiliate (Note 3)                                                        5,000
      Other accrued expenses                                                               8,900
                                                                                    ------------
                   Total Liabilities                                                      18,099
                                                                                    ------------

NET ASSETS                                                                          $ 20,432,761
                                                                                    ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                               $ 20,458,523
      Accumulated net realized losses from security transactions                         (25,762)
                                                                                    ------------

NET ASSETS                                                                          $ 20,432,761
                                                                                    ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
      NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                                      20,458,524
                                                                                    ============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (Note 2)             $       1.00
                                                                                    ============



See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------

INVESTMENT INCOME
        Interest income                                                             $  1,277,428
                                                                                    ------------

EXPENSES
        Administration, fund accounting, shareholder services
          and transfer agent fees (Note 3)                                                60,000
        Investment management fees (Note 3)                                               50,282
        Professional fees                                                                 26,911
        S & P rating expense                                                              22,000
        Trustees' fees and expenses                                                       16,870
        Insurance expense                                                                  7,321
        Postage and supplies                                                               2,151
        Registration and filing fees                                                       2,132
        Custody fees                                                                       1,212
        Reports to shareholders                                                              483
        Other expenses                                                                     7,155
                                                                                    ------------
               Total Expenses                                                            196,517
        Fees waived and expenses reimbursed by the Investment
          Manager (Note 3)                                                              (124,050)
                                                                                    ------------
               Net Expenses                                                               72,467
                                                                                    ------------

NET INVESTMENT INCOME                                                                  1,204,961
                                                                                    ------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                                            (3,907)
                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  1,201,054
                                                                                    ============



See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED                  YEAR ENDED
                                                                             SEPTEMBER 30, 2001          SEPTEMBER 30, 2000
                                                                             ------------------          ------------------

FROM OPERATIONS
     Net investment income                                                    $   1,204,961                $   1,498,621
     Net realized losses from security transactions                                  (3,907)                      (2,476)
                                                                              -------------                -------------
          Net increase in net assets resulting from operations                    1,201,054                    1,496,145
                                                                              -------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                                  (1,204,961)                  (1,498,621)
                                                                              -------------                -------------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                                   14,511,812                  161,219,242
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                             877,754                      544,133
     Payments for shares redeemed                                               (12,205,358)                (210,049,213)
                                                                              -------------                -------------
          Net increase (decrease) in net assets from capital
            share transactions                                                    3,184,208                  (48,285,838)
                                                                              -------------                -------------

        Total increase (decrease) in net assets                                   3,180,301                  (48,288,314)

NET ASSETS
     Beginning of year                                                           17,252,460                   65,540,774
                                                                              -------------                -------------
     End of year                                                              $  20,432,761                $  17,252,460
                                                                              =============                =============



(a) Capital share transactions are identical to the dollar values shown.




See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                      YEAR             YEAR              YEAR             YEAR             YEAR
                                                     ENDED             ENDED             ENDED            ENDED            ENDED
                                                 SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
                                                     2001              2000              1999             1998             1997
                                                 -------------      -------------    -------------     -------------   -------------

PER SHARE DATA
--------------

Net asset value at beginning of year             $     1.000       $     1.000       $     1.000       $     1.000        $  1.000

Net investment income                                  0.050             0.057             0.049             0.053           0.051

Dividends from net investment income                  (0.050)           (0.057)           (0.049)           (0.053)         (0.051)
                                                 -----------       -----------       -----------       -----------        --------

Net asset value at end of year                   $     1.000       $     1.000       $     1.000       $     1.000        $  1.000
                                                 ===========       ===========       ===========       ===========        ========

TOTAL RETURN                                            5.08%             5.89%             5.03%             5.33%           5.06%
                                                 ===========       ===========       ===========       ===========        ========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)                $    20,433       $    17,252       $    65,541       $    33,708        $    111

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of net expenses to average net assets         0.29%             0.25%             0.25%             0.22%           0.00%
    Ratio of net investment income to average
      net assets                                        4.79%             5.67%             4.92%             5.33%           5.06%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of expenses to average net assets             0.78%             0.77%             0.69%             0.80%          30.19%
    Ratio of net investment income/(loss) to
      average net assets                                4.30%             5.15%             4.48%             4.74%        -25.13%




See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------

                                                                              PAR VALUE                     VALUE
                                                                             ------------                -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.1%

         Federal Home Loan Bank,
                 discount note, due 10/1/2001                                $   447,000                 $   447,000
                 5.485%, due 4/25/2005, callable 10/25/2001                    1,205,000                   1,206,130
                 5.30%, due 10/27/2003, callable 10/27/2001                    1,200,000                   1,200,933
                 6.47%, due 10/29/2008, callable 10/29/2001                    2,000,000                   2,000,000
                 6.42%, due 10/29/2008, callable 10/29/2001                    1,300,000                   1,300,000
                 6.04%, due 12/04/2006, callable 12/04/2001                    1,335,000                   1,341,324
                 5.06%, due 3/21/2005, callable 12/21/2001                       500,000                     502,109
                 5.40%, due 9/24/2008, callable 12/24/2001                     5,035,000                   5,050,524
                                                                                                         ------------
                    Total Federal Home Loan Bank                                                          13,048,020
                                                                                                         ------------

         Federal Home Loan Mortgage Corporation,
                 5.75%, due 7/5/2006, callable 10/5/2001                       2,500,000                   2,500,514
                 5.275%, due 4/19/2004, callable 10/19/2001                    4,500,000                   4,504,902
                                                                                                         ------------
                    Total Federal Home Loan Mortgage Corporation                                           7,005,416
                                                                                                         ------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                $20,053,436
                                                                                                         ------------

REPURCHASE AGREEMENTS (a) - 0.1%
                                                                              FACE AMOUNT
                                                                             -------------
         Fifth Third Bank,
                 2.75%, dated 9/28/2001, due 10/1/2001,
                 repurchase proceeds of $13,026                              $    13,023                 $    13,023
                                                                                                         ------------

TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $20,066,459) - 98.2%                                          $20,066,459

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                                                                 366,302
                                                                                                         ------------

NET ASSETS - 100.0%                                                                                      $20,432,761
                                                                                                         ============

(a)  Repurchase agreements are fully collateralized by U.S. Government agency securities.





See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust, formerly the Millennium Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (CONTINUED)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     As of September 30, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $21,855, of which $19,379 expire on September 30, 2008 and $2,476 expire of September 30, 2009. In addition, the Fund had net realized capital losses of $3,907 during the period November 1, 2000 through September 30, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending September 30, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     ADOPTION OF NEW ACCOUNTING PRINCIPLE - In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies, premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Fund.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to voluntarily reduce operating expenses during the year ended September 30, 2001, Trias agreed to reimburse the Fund the

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (CONTINUED)
--------------------------------------------------------------------------------

     amount by which its total operating expenses exceeded .25% of average daily net assets through May 31, 2001 and by which they exceeded .35%, thereafter. For the year ended September 30, 2001, the total of such reimbursements was $124,050.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2001, Ultimus was paid $60,000 of fees under the Agreement.

                    Report of Independent Public Accountants
                    ----------------------------------------



To the Shareholders and Board of Trustees of the Malachi Millennium Income Trust:



We have audited the accompanying statement of assets and liabilities of the Treasurers' Government Money Market Fund of the Malachi Millennium Income Trust, including the schedule of portfolio investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Malachi Millennium Income Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Arthur Andersen LLP

Cincinnati, Ohio
 October 12, 2001

PART C:  OTHER INFORMATION
-------------------------------------------------------------------
Item 23. EXHIBITS
-------------------------------------------------------------------


     (a) Agreement and Declaration of Trust--Incorporated herein by reference to the initial Registration Statement filed on Form N-1A on October 12, 1994
     (b) By-Laws--Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995


     (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws
     (d) Advisory Agreement--Incorporated herein by reference to Post-Effective Amendment No. 3 filed on Form N-1A on January 29, 1998

     (e)  Underwriting    Agreement--Incorporated   herein   by   reference   to
          Post-Effective Amendment No. 6 filed on Form N-1A on January 29, 2001

     (f)  Not applicable

     (g) Custodian Agreement--Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995

     (h) Mutual Fund Services Agreement--Incorporated herein by reference to Post-Effective Amendment No. 6 filed on Form N-1A on January 29, 2001

     (i)  Legal  opinions  and  consents  of  counsel--Incorporated   herein  by
          reference to Post-Effective Amendment No. 5 filed on Form N-1A on December 7, 1999; Consent of Counsel--Filed herewith

     (j)  Consent of Independent Public Accountants--Filed herewith

     (k)  Not applicable

     (l)  Subscription    Agreement--Incorporated   herein   by   reference   to
          Pre-Effective Amendment No. 1 filed on Form N-1A on February 21, 1995

     (m)  Not applicable
     (n)  Not applicable
     (o)  Not applicable
     (p)  Not applicable


         Item 24. Persons Controlled by or Under Common Control With Registrant:

         -----------------------------------------------------------------------

         No person is directly or indirectly controlled by, or under common control with, the Registrant.

         Item 25.  Indemnification:
         --------------------------------
         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
         (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


         The indemnification provisions relative to Trias Capital Management, Inc., Registrant's investment adviser, and The Malachi Group, Inc., Registrant's principal underwriter, are incorporated herein by reference to the Advisory Agreement (see Item 23(d)) and the Underwriting Agreement (see Item 23(e)).


         Item  26.  Business  and  Other  Connections  of  Investment  Adviser:
         -----------------------------------------------------------------------
         Trias Capital Management, Inc. is a registered investment adviser providing investment advice to the Registrant.


                                            Position with                       Other Business, Profession,
         Name                               Adviser                             Vocation or Employment
         ---------                          ------------------------            ---------------------------

         James A. Casselberry, Jr.          Chairman and CEO                    None

         Michael L. Lucas                   President                           None

         Nora J. Bustamante                 Chief Operating Officer             None


         Item 27.  Principal Underwriters:
         ---------------------------------

               (a)  None

               (b) The Malachi Group, Inc. acts as principal underwriter of the Registrant. Information about the officers and directors of The Malachi Group, Inc. is set forth below. The business address of each individual is 3495 Piedmont Road, Suite 410, Atlanta, Georgia 30305.



                                    Positions and Offices               Positions and Offices
              Name                     With Underwriter                    With Registrant
         ------------------------------------------------------------------------------------

         Porter B. Bingham          President/Director                          None

         Thomas Diggs, Jr.          Managing Director Corporate                 None
                                    Finance/Secretary/Treasurer

         Hal Butts, Jr.             Financial and Operations Principal          None

         Osei J. Adoma              Managing Director of Compliance             None
                                    and Operations

               (c)         Not applicable

         Item 28.  Location of Accounts and Records:
         -------------------------------------------


         All such accounts, books and other documents are maintained (i) at the offices of Registrant's investment adviser, Trias Capital Management, Inc., 140 S. Dearborn Drive, Suite 1620, Chicago, Illinois 60603; (ii) at the offices of Registrant's custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263; (iii) at the offices of Registrant's principal underwriter, The Malachi Group, Inc., 3495 Piedmont Road, Suite 410, Atlanta, Georgia 30305; or (iv) at the offices of Registrant's administrator, accountant and transfer agent, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.


         Item 29.  Management Services:
         ------------------------------

         Not applicable

         Item 30.  Undertakings:
         -----------------------

         Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Chicago, and State of Illinois on the 15th day of January, 2002.

                                      MALACHI MILLENNIUM INCOME TRUST


                                      By:  /s/  JAMES A. CASSELBERRY, JR.
                                           --------------------------------
                                           James A. Casselberry, Jr., President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/  JAMES A. CASSELBERRY, JR.          President and Treasurer             January 15, 2002
------------------------------          (Chief Executive Officer)
James A. Casselberry, Jr.

/s/  MARK J. SEGER                      Assistant Treasurer                 January 15, 2002
------------------------------          (Chief Accounting Officer)
Mark J. Seger

      *                                 Trustee
------------------------------
Albert R. Grace, Jr.

      *                                 Trustee
------------------------------
Eileen R. Henderson
                                                                   *By: /s/ John F. Splain
      *                                 Trustee                         ------------------------
------------------------------                                          John F. Splain
Marjorie H. O'Laughlin                                                  Attorney-in-fact
                                                                        January 15, 2002

      *                                 Trustee
------------------------------
Sally M. Tassani

      *                                 Trustee
------------------------------
Barbara E. Wallace
